Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Financial Instruments and Risk Management	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
The Company's financial assets and liabilities are comprised of cash, trade receivables, trade payables, dividends payable, financial derivatives, Credit Facilities and long-term notes. The fair value of cash, trade receivables, trade payables and dividends payable approximates carrying value due to the short term to maturity. The fair value of the Credit Facilities is equal to the principal amount outstanding as the Credit Facilities bear interest at floating rates and credit spreads that are indicative of market rates. The fair value of the long-term notes is determined based on market prices.
The carrying value and fair value of the Company's financial instruments carried on the consolidated statements of financial position are classified into the following categories:

	December 31, 2025		December 31, 2024
	Carrying value	Fair value	Carrying value	Fair value	Fair Value Measurement Hierarchy
Financial Assets
FVTPL
Financial Derivatives	$28,898	$28,898	$25,573	$25,573	Level 2
Total	$28,898	$28,898	$25,573	$25,573

Amortized cost
Cash	$953,113	$953,113	$16,610	$16,610	—
Trade receivables	135,230	135,230	387,266	387,266	—
Total	$1,088,343	$1,088,343	$403,876	$403,876

Financial Liabilities
FVTPL
Financial Derivatives	$(2,406)	$(2,406)	$(1,645)	$(1,645)	Level 2
Total	$(2,406)	$(2,406)	$(1,645)	$(1,645)

Amortized cost
Trade payables	$(236,373)	$(236,373)	$(512,473)	$(512,473)	—
Dividends payable	(17,268)	(17,268)	(17,598)	(17,598)	—
Credit Facilities (1)	(1,138)	(1,400)	(324,346)	(341,207)	—
Long-term notes	(93,834)	(99,808)	(1,932,890)	(1,990,598)	Level 1
Total	$(348,613)	$(354,849)	$(2,787,307)	$(2,861,876)
(1)     The difference in the carrying value and fair value of the Credit Facilities is due to unamortized debt issuance costs. Refer to Note 9.

Baytex classifies the fair value of financial instruments according to the following hierarchy based on the number of observable inputs used to value the instruments:
•Level 1: Values based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.
•Level 2: Values based on quoted prices in markets that are not active or model inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
•Level 3: Values based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

There were no transfers between Level 1 and Level 2 during the years ended December 31, 2025 or 2024.

Foreign Currency Risk

In entities with a Canadian dollar functional currency, Baytex is exposed to fluctuations in foreign exchange rates as a result of the U.S. dollar portion of its Credit Facilities, long-term notes and crude oil sales based on U.S. dollar benchmark prices. The Company's net income or loss and cash flow will therefore be impacted by fluctuations in foreign exchange rates.

A $0.01 increase or decrease in the CAD/USD foreign exchange rate on the revaluation of outstanding U.S. dollar denominated assets and liabilities would impact net income or loss before income taxes by approximately $0.6 million.

The carrying amounts of the Company’s U.S. dollar denominated monetary assets and liabilities recorded in entities with a Canadian dollar functional currency at the reporting date are as follows:

	Assets		Liabilities
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
U.S. dollar denominated	US$22,204	US$21,450	US$84,500	US$1,399,881
Commodity Price Risk

Baytex utilizes financial derivative contracts or physical delivery contracts to manage the risk associated with changes in commodity prices. The use of derivatives is governed by a Risk Management Policy approved by the Board of Directors of Baytex which sets out limits on the use of derivatives. Baytex does not use financial derivatives for speculative purposes.

The reported value of commodity financial derivatives is sensitive to changes in forecasted commodity prices. For crude oil contracts outstanding as at December 31, 2025, a US$1.00/bbl change in the underlying benchmark crude oil prices would impact net income or loss before income taxes by approximately $19.0 million. For natural gas contracts outstanding as at December 31, 2025, a US$0.25 change in the underlying benchmark natural gas prices would impact net income or loss before income taxes by approximately $0.9 million.

Financial Derivative Contracts

Baytex had the following commodity financial derivative contracts outstanding as at March 4, 2026.

	Remaining Period	Volume	Price/Unit (1)	Index
Oil
Basis differential	Jan 2026 to Mar 2026	2,500 bbl/d	WTI less US$13.35/bbl	WCS
Basis differential	Apr 2026 to Jun 2026	2,500 bbl/d	WTI less US$12.55/bbl	WCS
Basis differential	Jul 2026 to Sep 2026	2,500 bbl/d	WTI less US$13.05/bbl	WCS
Basis differential	Jan 2026 to Dec 2026	19,500 bbl/d	WTI less US$13.13/bbl	WCS
Basis differential	Oct 2026 to Dec 2026	2,500 bbl/d	WTI less US$13.75/bbl	WCS
Basis differential	Jan 2026 to Mar 2026	1,000 bbl/d	WTI less US$4.00/bbl	MSW
Basis differential	Apr 2026 to Jun 2026	1,000 bbl/d	WTI less US$3.75/bbl	MSW
Basis differential	Jul 2026 to Sep 2026	1,000 bbl/d	WTI less US$3.50/bbl	MSW
Basis differential	Oct 2026 to Dec 2026	1,000 bbl/d	WTI less US$4.25/bbl	MSW
Purchased put option (2)	Jan 2026 to Jun 2026	2,000 bbl/d	US$60.00/bbl	WTI
Sold call option (2)	Jan 2026 to Jun 2026	2,000 bbl/d	US$70.00/bbl	WTI
Collar (2)	Jan 2026 to Mar 2026	2,000 bbl/d	US$60.00/US$75.00/bbl	WTI
Collar (2)	Jan 2026 to Mar 2026	2,000 bbl/d	US$60.00/US$75.55/bbl	WTI
Collar	Jan 2026 to Jun 2026	5,000 bbl/d	US$60.00/US$67.00/bbl	WTI
Collar	Jan 2026 to Apr 2026	2,500 bbl/d	US$60.00/US$68.00/bbl	WTI
Collar	Jan 2026 to Jun 2026	5,000 bbl/d	US$60.00/US$66.00/bbl	WTI
Collar	Jan 2026 to Jun 2026	5,000 bbl/d	US$60.00/US$64.00/bbl	WTI
Collar	Jan 2026 to Jun 2026	5,000 bbl/d	US$60.00/US$65.00/bbl	WTI
Collar	Jan 2026 to Jun 2026	2,500 bbl/d	US$60.00/US$68.00/bbl	WTI

Natural gas
Swap	Jan 2026 to Dec 2026	2,000 GJ/d	$3.21/GJ	AECO
Basis differential	Jan 2026 to Dec 2026	2,500 mmbtu/d	NYMEX less US$1.66/mmbtu	NYMEX/AECO
Collar	Jan 2026 to Dec 2026	2,500 mmbtu/d	US$4.00/US$5.10/mmtbu	NYMEX
(1)Based on the weighted average price per unit for the period.
(2)Contracts include deferred premiums to be paid throughout the contract term. The weighted average deferred premium is $0.70/bbl.

The following table sets forth the realized and unrealized gains and losses recorded on financial derivatives.

	Years Ended December 31
	2025	2024
Realized financial derivatives loss (gain)	$19,635	$(1,447)
Unrealized financial derivatives gain	(2,564)	(654)
Financial derivatives loss (gain)	$17,071	$(2,101)
Liquidity Risk

Liquidity risk is the risk that Baytex will encounter difficulty in meeting obligations associated with financial liabilities. Baytex manages its liquidity risk through cash and debt management. Such strategies include management of forecasted and actual cash flows from operating, financing and investing activities, available capacity under the existing Credit Facilities, and opportunities to issue additional debt or equity securities.

The timing of undiscounted cash outflows relating to financial liabilities as at December 31, 2025 is outlined in the table below:

	Total	2026	2027-2028	2029-2030	2031 and beyond
Trade payables	$236,373	$236,373	$—	$—	$—
Financial derivatives	2,406	2,406	—	—	—
Credit Facilities - principal	1,400	—	—	1,400	—
Long-term notes - principal (1)	95,947	—	—	—	95,947
Interest on long-term notes (2)	43,929	7,076	14,152	14,152	8,549
Total	$380,055	$245,855	$14,152	$15,552	$104,496
(1)The US$70.0 million principal amount of 7.375% senior unsecured notes is due March 15, 2032.
(2)Excludes interest on Credit Facilities as interest payments on Credit Facilities fluctuate based on amounts outstanding and the prevailing interest rate at the time of borrowing.

Credit Risk

Credit risk is the risk that a counterparty to a financial asset will default resulting in Baytex incurring a loss. As at December 31, 2025, the Company is exposed to credit risk with respect to its cash, trade receivables and financial derivatives. Baytex manages these risks through the selection and monitoring of credit-worthy counterparties.

Most of the Company's trade receivables relate to petroleum and natural gas sales. Baytex reviews its exposure to individual entities on a regular basis and manages its credit risk by entering into sales contracts after reviewing the creditworthiness of the entity. Letters of credit or parental guarantees may be obtained prior to the commencement of business with certain counterparties. Credit risk may also arise from financial derivative instruments. Baytex's financial derivative contracts are subject to master netting agreements that create a legally enforceable right to offset by the counterparty the related financial assets and financial liabilities. The maximum exposure to credit risk is equal to the carrying value of the financial assets. The Company considers all financial assets that are not impaired or past due to be of good credit quality.

The majority of the Company's credit exposure on trade receivables at December 31, 2025 relates to accrued revenues. Accounts receivable from purchasers of the Company's petroleum and natural gas sales are typically collected on the 25th day of the month following production. Joint interest receivables are typically collected within one to three months following production.

Should the Company determine that the ultimate collection of a receivable is in doubt, the carrying amount of trade receivables is reduced by adjusting the allowance for doubtful accounts and recording a charge to net income or loss. If the Company subsequently determines the accounts receivable is uncollectible, the receivable and allowance for doubtful accounts are adjusted accordingly. As at December 31, 2025, allowance for doubtful accounts was $1.1 million (December 31, 2024 - $1.0 million).

In determining whether amounts past due are collectible, the Company will assess the nature of the past due amounts as well as the credit worthiness and past payment history of the counterparty. Baytex has estimated the lifetime expected credit loss as at and for the year ended December 31, 2025 to be nominal.

The Company's trade receivables, net of the allowance for doubtful accounts, were aged as follows:

	December 31, 2025	December 31, 2024
Current (less than 30 days)	$132,257	$383,968
31-60 days	783	1,224
61-90 days	311	492
Past due (more than 90 days)	1,879	1,582
	$135,230	$387,266

The Company manages credit risk by allocating cash and cash equivalents across major Canadian financial institutions that maintain a minimum investment‑grade credit rating, thereby reducing exposure to any single counterparty.